Employee Severance Plans	12 Months Ended
Dec. 31, 2010
Employee Severance Plans
26.	Employee Severance Plans

Employees with one or more years of service are entitled to receive a lump-sum payment upon termination of their employment with the Group or receive benefits after legal retirement age in installments, based on their length of service and rates of pay at the time of termination. Under the Korean National Pension Fund Law, the Group was required to pay a certain percentage of employee severance benefits to the National Pension Fund prior to April 1999. Additionally, The Group contributes a certain percentage of employee severance benefits to a severance insurance deposit account (“Severance Plan Assets”) maintained for the benefit of employees at insurance companies, banks and securities. Severance Plan Assets consist of time deposits and other guaranteed principal and guaranteed interest investments. The Group deducts contributions made to the National Pension Fund and the Severance Plan Assets from its accrued employee severance plan obligations. The compensation cost of employees’ severance benefit is recognized based on the vested benefits to which the employees are entitled if they immediately leave the Group.

Under limited circumstances, employees can withdraw their accumulated unpaid severance amounts before their termination of employment (interim severance payment). Such withdrawals were included in the amount of plan payments for the years ended December 31, 2009 and 2010. Total interim severance payments made by the Group in 2009 and 2010 were (Won)148,228 million and (Won)1,061 million, respectively. The Group paid severance benefits, excluding interim severance payments, of (Won)135,270 million and (Won)252,284 million and (Won)44,703 million for the years ended December 31, 2008, 2009 and 2010, respectively.

The following table sets forth the movements of accrued employee severance plan obligations included in accrued expenses and other liabilities at December 31:

	2009		2010
	(in millions of Won)
Balance at beginning of year	(Won)	528,590	(Won)	404,422
Accruals		276,438		153,297
Decrease from sale of subsidiaries		(94)		—
Payments		(400,512)		(45,724)

		404,422		511,995
Less: Contributions to National Pension Fund and severance plan assets		(229,897)		(347,110)

Balance at end of year	(Won)	174,525	(Won)	164,885

The Group expects to pay the following future benefits to its employees upon their normal retirement age:

Years ending	(in millions of Won)
2011	(Won)	435
2012		3,529
2013		3,864
2014		7,976
2015		10,434
2016 ~ 2020		144,037

	(Won)	170,275

The above amounts were determined based on the employees’ current salary rates and the number of service years that will be accumulated upon their retirement date.